Supplement to the
Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Telecommunication Services Index ETF, and Fidelity MSCI Utilities Index ETF
November 28, 2015
Prospectus

Effective March 31, 2016, Matthew Goff no longer serves as a portfolio manager of the funds, and Alan Mason serves as a portfolio manager of the funds.

Effective July 1, 2016, the following information replaces similar information for Fidelity MSCI Consumer Discretionary Index ETF found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

A Adjusted to reflect current fees.

1 year	$ 9
3 years	$ 27
5 years	$ 47
10 years	$ 108

Effective July 1, 2016, the following information replaces similar information for Fidelity MSCI Consumer Staples Index ETF found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

A Adjusted to reflect current fees.

1 year	$ 9
3 years	$ 27
5 years	$ 47
10 years	$ 108
EXT-16-03  August 19, 2016
1.9858004.104

Effective July 1, 2016, the following information replaces similar information for Fidelity MSCI Energy Index ETF found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

A Adjusted to reflect current fees.

1 year	$ 9
3 years	$ 27
5 years	$ 47
10 years	$ 108

Effective July 1, 2016, the following information replaces similar information for Fidelity MSCI Financials Index ETF found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

A Adjusted to reflect current fees.

1 year	$ 9
3 years	$ 27
5 years	$ 47
10 years	$ 108

Effective July 1, 2016, the following information replaces similar information for Fidelity MSCI Health Care Index ETF found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

A Adjusted to reflect current fees.

1 year	$ 9
3 years	$ 27
5 years	$ 47
10 years	$ 108

Effective July 1, 2016, the following information replaces similar information for Fidelity MSCI Industrials Index ETF found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

A Adjusted to reflect current fees.

1 year	$ 9
3 years	$ 27
5 years	$ 47
10 years	$ 108

Effective July 1, 2016, the following information replaces similar information for Fidelity MSCI Information Technology Index ETF found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

A Adjusted to reflect current fees.

1 year	$ 9
3 years	$ 27
5 years	$ 47
10 years	$ 108

Effective July 1, 2016, the following information replaces similar information for Fidelity MSCI Materials Index ETF found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

A Adjusted to reflect current fees.

1 year	$ 9
3 years	$ 27
5 years	$ 47
10 years	$ 108

Effective July 1, 2016, the following information replaces similar information for Fidelity MSCI Real Estate Index ETF found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

A Adjusted to reflect current fees.

1 year	$ 9
3 years	$ 27
5 years	$ 47
10 years	$ 108

Effective July 1, 2016, the following information replaces similar information for Fidelity MSCI Telecommunication Services Index ETF found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

A Adjusted to reflect current fees.

1 year	$ 9
3 years	$ 27
5 years	$ 47
10 years	$ 108

Effective July 1, 2016, the following information replaces similar information for Fidelity MSCI Utilities Index ETF found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

A Adjusted to reflect current fees.

1 year	$ 9
3 years	$ 27
5 years	$ 47
10 years	$ 108

Effective September 1, 2016, the following information replaces similar information for Fidelity MSCI Financials Index ETF in the Fund Basics section under the heading "Principal Investment Strategies."

BFA invests at least 80% of the fund's assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Financials Index, which consists of U.S. companies that are classified in the financial sector according to the Global Industry Classification Standard (GICS®). The GICS financial sector contains companies involved in activities such as banking, mortgage finance, including mortgage REITS, consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, and financial investment.

Effective September 1, 2016, the following information replaces similar information for Fidelity MSCI Real Estate Index ETF in the Fund Basics section under the heading "Principal Investment Strategies."

BFA invests at least 80% of the fund's assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Real Estate Index, which consists of securities of U.S. companies from the parent MSCI USA IMI Index that are classified in the real estate industry group according to the Global Industry Classification Standard (GICS®). The GICS real estate sector encompasses companies that own, operate and develop real estate properties, including offices, hotels, malls, shopping centers, data centers, industrial properties, apartment buildings, hospitals, senior living facilities, self-storage facilities, and other real estate properties.

The following information replaces similar information for each fund found in the "Fund Summary" sections under the heading "Portfolio Manager(s)".

Diane Hsiung, Jennifer Hsui, and Greg Savage (portfolio managers) have managed the fund since October 2013.

Alan Mason (portfolio manager) has managed the fund since March 2016.

The following information replaces similar information found in the "Fund Services" section under the heading "Fund Management".

Diane Hsiung, Jennifer Hsui, Alan Mason, and Greg Savage are primarily responsible for the day-to-day management of each fund. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his or her portfolio management team that have more limited responsibilities.

The following information supplements the biographical information found in the "Fund Management" section.

Alan Mason has been employed by BlackRock Fund Advisors (BFA) (formerly, Barclays Global Fund Advisors ("BGFA")) as a portfolio manager since 1991. Mr. Mason has been a portfolio manager of each fund since March 2016.